Infrareit Acqusition (Tables)	6 Months Ended
Jun. 30, 2019
Infrareit Acquisition [Abstract]
Total Purchase Price Paid

The total purchase price paid was comprised of the following

Purchase of outstanding InfraREIT shares and units	$1,275
Certain transaction costs of InfraREIT paid by Oncor (a)	53
Total purchase price paid	$1,328

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Represents certain transaction costs incurred by InfraREIT in connection with the transaction and paid by Oncor, including a  $40 million management termination fee payable to an affiliate of Hunt Consolidated, Inc.

Assets And Liabilities Assumed

Purchase price allocation is as follows:
At May 16, 2019
Assets acquired:
Accounts receivables, inventories and other current assets	$40
Property, plant and equipment - net	1,799
Goodwill	687
Regulatory assets	16
Other noncurrent assets	10
Total assets acquired	2,552

Liabilities assumed:
Short-term debt	114
Other current liabilities	25
Regulatory liabilities	148
Deferred tax liabilities	98
Long-term debt, including due currently	839
Total liabilities assumed	1,224
Net assets acquired	$1,328
Total purchase price paid	$1,328

Pro Forma Information

	Six Months Ended June 30,
	2019	2018
Oncor Consolidated Pro Forma Revenues	$2,141	$2,119